Ordinary Shares (Details) - USD ($)							1 Months Ended	6 Months Ended		12 Months Ended					18 Months Ended
	Oct. 14, 2025	Aug. 31, 2025	Jul. 07, 2025	Jan. 02, 2025	Jun. 28, 2023	Mar. 31, 2023	Dec. 31, 2021	Nov. 30, 2025	Nov. 30, 2024	Dec. 31, 2025	May 31, 2025	Dec. 31, 2024	May 31, 2024	Dec. 31, 2023	Nov. 30, 2025	Oct. 31, 2025	Feb. 21, 2023	Jan. 23, 2023
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)																		1
Ordinary per share (in Dollars per share)																		$ 1
Shares holders upon conversion (in Shares)												446,842
Ordinary share issued (in Shares)	1
Warrant exercise price (in Dollars per share)		$ 0.01								$ 2
Warrant fair value										$ (690,000)
Expenses as incurred		$ 250,000
Shares issued value														$ 1,575,562
Investor Warrant [Member]
Ordinary Shares [Line Items]
Gross proceeds	$ 2,000,000
Allocated Liability-classified investor warrants	996,000
Allocated to the equity-classified	1,004,000
Placement Agent Warrant [Member]
Ordinary Shares [Line Items]
Net proceeds										$ 284,001,000,000
Warrant exercise price (in Dollars per share)										$ 2.5
Warrant fair value										$ 23,606
Warrant liability										141,433		11,756
Expenses as incurred										$ 142,568		$ 11,850
Convertible Notes [Member]
Ordinary Shares [Line Items]
Original principal amount					$ 3,000,000
June 2023 Notes [Member]
Ordinary Shares [Line Items]
Interest rate					7.00%
Conversion price (in Dollars per share)					$ 3
Number of shares issued for convertible debt (in Shares)					1,000,000
Employees and external consultants [Member]
Ordinary Shares [Line Items]
Issued fully vested shares (in Shares)						65,770
Issued fully vested shares (in Dollars per share)						$ 2.68
DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)								$ 0.001			$ 0.001		$ 0.001		$ 0.001
Ordinary shares, shares issued (in Shares)								4,440,891			4,440,891		4,440,891		4,440,891
Interest rate											4.00%
Conversion price (in Dollars per share)								$ 1.8							$ 1.8
Number of shares issued for convertible debt (in Shares)												29,336
Gross proceeds			$ 4,000,000
Exchange of warrants shares (in Shares)								29,336							29,336
Warrant exercise price (in Dollars per share)			$ 0.01					$ 5.87							$ 5.87
Discount on note payable											$ 34,692	$ 35,063
Debt conversion converted value												$ 5.87
Shares issued for vested (in Shares)												246,000
Weighted average grant date fair value (in Dollars per share)												$ 7
Outstanding stock options (in Shares)												140,000
Stock-based compensation expense								$ 0	$ 20,418		24,312	$ 194,846
Unrecognized stock-based compensation expense related to options								0			0				$ 0
Unrecognised stock based compensation non vested											1,093,712
Restricted stock units (in Shares)														132,000
Terminated outstanding restricted stock shares (in Shares)												44,000
Unrecognized stock-based compensation expense related to restricted stock units											652,080
Debt discount								31,550	19,349		43,538		$ 25,367
Number of shares issuable in exchange (in Shares)															29,336
DiamiR Biosciences Corp. [Member] | Convertible Notes [Member]
Ordinary Shares [Line Items]
Original principal amount											150,000
DiamiR Biosciences Corp. [Member] | Founder One [Member]
Ordinary Shares [Line Items]
Shares issued value											$ 250,000
Shares issued (in Shares)											2,200,000
DiamiR Biosciences Corp. [Member] | Founder Two [Member]
Ordinary Shares [Line Items]
Shares issued (in Shares)											2,000,000
DiamiR Biosciences Corp. [Member] | Founders [Member]
Ordinary Shares [Line Items]
Debt discount								12,694	$ 24,970
2024 Stock Option Plan [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Options issuable (in Shares)											600,000
Shares avaliable for grant increase percentage											2.00%
2014 Stock Option Plan [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Options issuable (in Shares)											600,000
Research and Development Expense [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock-based compensation expense												$ 182,912
General and Administrative Expense [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock-based compensation expense												$ 11,934
Option [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Unrecognized stock-based compensation expense related to options								1,093,712							$ 1,093,712
October 2025 Offering [Member]
Ordinary Shares [Line Items]
Net proceeds	1,716,000
Cash issuance costs	284,001
Exchange of warrants shares (in Shares)										60,180
Grant-date fair value										$ 23,606
October 2025 Offering [Member] | Warrant [Member]
Ordinary Shares [Line Items]
Gross proceeds	$ 2,000,000
Restricted Stock Units (RSUs) [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Unrecognized stock-based compensation expense related to restricted stock units								$ 652,080							$ 652,080
Maximum [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock options exercise price (in Dollars per share)												$ 0.01
Minimum [Member] | DiamiR Biosciences Corp. [Member]
Ordinary Shares [Line Items]
Stock options exercise price (in Dollars per share)												7.01
Class A Ordinary Shares [Member]
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)																		1
Ordinary per share (in Dollars per share)				$ 0.00001						$ 0.00001		$ 0.00001						$ 10
Additional ordinary share (in Shares)										8,018
Ordinary shares, shares issued (in Shares)						70,430				6,346,823		3,811,823
Shares holders upon conversion (in Shares)						1,250,000
Sale of common stock, shares (in Shares)	1,000,000			1,535,000
Price per share (in Dollars per share)				$ 2
Gross proceeds				$ 3,070,000
Net proceeds				$ 2,699,200
Issuance share price (in Dollars per share)	$ 2
Exchange of warrants shares (in Shares)																60,180
Warrant exercise price (in Dollars per share)																$ 2.5
Ordinary share is entitled to vote										one
Class A Ordinary Shares [Member] | Warrant [Member]
Ordinary Shares [Line Items]
Stock options exercise price (in Dollars per share)										$ 2.01
Class A Ordinary Shares [Member] | Option [Member]
Ordinary Shares [Line Items]
Ordinary shares to exercise option (in Shares)												427,060		791
Class A Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)																	$ 10
Class A Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)																	0.00001
Class B Ordinary Shares [Member]
Ordinary Shares [Line Items]
Consolidation of authorized share capital (in Shares)																		1
Ordinary per share (in Dollars per share)										$ 0.00001		$ 0.00001						$ 10
Ordinary shares, shares issued (in Shares)										1,796,934		1,796,934
Ordinary share is entitled to vote							10			ten
Class B Ordinary Shares [Member] | Maximum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)																	10
Class B Ordinary Shares [Member] | Minimum [Member]
Ordinary Shares [Line Items]
Ordinary per share (in Dollars per share)																	$ 0.00001